RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Apr. 30, 2021
Related Party Transaction [Line Items]
Proceeds from related party	$ 0	$ 0
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from related party	0	$ 0
Due to related party'	$ 225,077		$ 141,569